Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Instruments [Abstract]
Total Long-Term Debt, Net of Debt Issuance Costs
At December 31, 2022 and 2021, total long-term debt, net of debt issuance costs of $6.6 million and $8.4 million, respectively, consists of the following:

(in thousands)	2022	2021
0.500% Senior Unsecured Cash Convertible Notes due 2023	$389,552	$375,149
1.000% Senior Unsecured Cash Convertible Notes due 2024	464,331	446,503
0.000% Senior Unsecured Convertible Notes due 2027	497,336	496,804
3.75% Series B Senior Notes due October 16, 2022	—	301,843
3.90% Series C Senior Notes due October 16, 2024	—	26,967
German Private Placement (2017 Schuldschein)	116,699	294,504
German Private Placement (2022 Schuldschein)	393,532	—
Total long-term debt	1,861,450	1,941,770
Less current portion	389,552	847,626
Long-term portion	$1,471,898	$1,094,144
Repayments of long-term debt for the years ended December 31, 2022, 2021 and 2020 consisted of:

(in thousands)	2022	2021	2020
German Private Placement (2017 Schuldschein)	$153,003	$41,145	$—
0.875% Senior Unsecured Cash Convertible Notes due 2021	—	200	296,400
3.75% Series B Senior Notes due October 16, 2022	300,000	—	—
3.90% Series C Senior Notes due October 16, 2024	27,000	—	—
	$480,003	$41,345	$296,400
The principal amount, carrying amount and fair values of long-term debt instruments are summarized below:

	As of December 31, 2022
(in thousands)	Principal Amount	Unamortized debt discount and issuance costs	Carrying Amount	Fair Value
				Amount	Leveling
Cash Convertible Notes due 2023	$400,000	($10,448)	$389,552	$493,436	Level 1
Cash Convertible Notes due 2024	500,000	(35,669)	464,331	596,485	Level 1
Convertible Notes due 2027	500,000	(2,664)	497,336	471,545	Level 1
German Private Placement (2017 Schuldschein)	116,821	(122)	116,699	255,911	Level 2
German Private Placement (2022 Schuldschein)	394,638	(1,106)	393,532	345,743	Level 2
	$1,911,459	($50,009)	$1,861,450	$2,163,120

	As of December 31, 2021
(in thousands)	Principal Amount	Unamortized debt discount and issuance costs	Carrying Amount	Fair Value
				Amount	Leveling
Cash Convertible Notes due 2023	$400,000	($24,851)	$375,149	$547,256	Level 1
Cash Convertible Notes due 2024	500,000	(53,497)	446,503	647,100	Level 1
Convertible Notes due 2027	500,000	(3,196)	496,804	536,400	Level 1
U.S. Private Placement (1)	328,971	(161)	328,810	331,566	Level 2
German Private Placement (2017 Schuldschein)	294,738	(234)	294,504	296,587	Level 2
	$2,023,709	($81,939)	$1,941,770	$2,358,909
(1)The principal amount of the U.S. Private Placement includes $2.0 million as of December 31, 2021 for the impact of the interest rate swaps which qualify for hedge accounting as fair value hedges which are further discussed in Note 14 "Derivatives and Hedging".

Future Maturities of Long-Term Debt
Future maturities (stated at the carrying values) of long-term debt as of December 31, 2022 are as follows:

Years ending December 31, (in thousands)
2023	$389,552
2024	565,587
2025	54,803
2026	—
2027	610,134
Thereafter	241,374
$1,861,450

Interest Expense Related to the Cash Convertible Notes
Interest expense for the years ended December 31, 2022 and 2021 related to the 2027 Notes and the Cash Convertible Notes was comprised of the following:

(in thousands)	2022	2021
Coupon interest	$7,000	$7,000
Amortization of original issuance discount	30,170	28,864
Amortization of debt issuance costs	2,593	2,521
Total interest expense	$39,763	$38,385

Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes	The interest rate and corresponding maturity of each Note are summarized in the table below. The Cash Convertible Notes that remain outstanding as of December 31, 2022 are solely convertible into cash in whole, but not in part, at the option of noteholders under the circumstances described below and during the contingent conversion periods as shown in the table below.

Cash Convertible Notes	Annual Interest Rate	Date of Interest Payments	Maturity Date	Contingent Conversion Period	Conversion Rate per $200,000 Principal Amount
2023 Notes	0.500%	March 13 and September 13	September 13, 2023	From October 24, 2017 to March 13, 2023	4,829.7279
2024 Notes	1.000%	May 13 and November 13	November 13, 2024	From December 24, 2018 to August 2, 2024	4,360.3098

Summary of German Private Placement Tranches	A summary of the tranches is as follows:

				Carrying Value (in thousands) as of December 31,
Currency	Notional Amount	Interest Rate	Maturity	2022	2021
EUR	€21.5 million	Fixed 0.68%	October 2022	$—	$24,340
EUR	€64.5 million	Floating EURIBOR + 0.5%	October 2022	—	73,020
USD	$45.0 million	Floating LIBOR + 1.2%	October 2022	—	44,976
EUR	€25.0 million	Floating EURIBOR + 0.5%	October 2022	—	28,298
EUR	€64.0 million	Fixed 1.09%	June 2024	68,215	72,405
EUR	€31.0 million	Floating EURIBOR + 0.7%	June 2024	33,041	35,071
EUR	€14.5 million	Fixed 1.61%	June 2027	15,443	16,394
				$116,699	$294,504
A summary of the tranches issued is as follows:

				Carrying Value (in thousands) as of December 31, 2022
Currency	Notional Amount	Interest Rate	Maturity
EUR	€51.5 million	Floating 6M EURIBOR + 0.55%	July 2025	$54,803
EUR	€62.0 million	Fixed 2.741%	July 2027	65,967
EUR	€29.5 million	Floating 6M EURIBOR + 0.70%	July 2027	31,388
EUR	€37.0 million	Fixed 3.044%	July 2029	39,365
EUR	€103.0 million	Floating 6M EURIBOR + 0.85%	July 2029	109,585
EUR	€9.5 million	Fixed 3.386%	July 2032	10,107
EUR	€7.5 million	Floating 6M EURIBOR + 1.0%	July 2032	7,979
EUR	€70.0 million	Fixed 3.04%	August 2035	74,338
				$393,532